Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.4%)
[1,2,3]	United States Treasury Note/Bond	0.125%	2/28/23–1/15/24	17,700	17,472
	United States Treasury Note/Bond	1.000%	12/15/24	7,000	6,929
	United States Treasury Note/Bond	1.125%	2/15/31	1,000	947
	United States Treasury Note/Bond	1.500%	11/30/28	2,600	2,558
	United States Treasury Note/Bond	1.750%	8/15/41	936	872
Total U.S. Government and Agency Obligations (Cost $29,158)					28,778
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
United States (0.3%)
[4,5]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	100	100
[5]	COMM Mortgage Trust Series 2015-CR27	4.450%	10/10/48	135	141
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	48	49
[4,5]	Fair Square Issuance Trust Series 2020-AA	2.900%	9/20/24	100	100
[5]	GM Financial Automobile Leasing Trust Series 2020-1	2.280%	6/20/24	10	10
[4,5]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	389	399
[4,5]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	20	20
[4,5]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $898)					919
Corporate Bonds (67.3%)
Australia (2.7%)
[5,6]	APT Pipelines Ltd.	1.250%	3/15/33	400	423
[5,7]	Aurizon Finance Pty. Ltd.	3.000%	3/9/28	1,000	674
[4]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	554
[4]	FMG Resources August 2006 Pty. Ltd.	4.500%	9/15/27	10	10
[8]	Glencore Finance Europe Ltd.	6.000%	4/3/22	1,282	1,737
[7,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.945%	5/28/30	1,250	921
[4]	Macquarie Group Ltd.	1.340%	1/12/27	350	335
[5,7]	Pacific National Finance Pty. Ltd.	5.400%	5/12/27	1,190	913
[5,7]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	828
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	140	128
[5,7]	Westpac Banking Corp.	4.334%	8/16/29	500	369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Westpac Banking Corp.	2.894%	2/4/30	500	502
	Westpac Banking Corp.	2.963%	11/16/40	75	69
					7,463
Austria (0.2%)
[6]	JAB Holdings BV	3.375%	4/17/35	400	519
[6]	JAB Holdings BV	2.250%	12/19/39	100	111
					630
Belgium (0.8%)
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	264
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	30
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	300
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	89	92
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	250	286
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	178	230
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	89	104
[6]	KBC Group NV	0.500%	12/3/29	800	884
					2,190
Bermuda (0.5%)
	Triton Container International Ltd.	3.250%	3/15/32	260	256
[6]	XLIT Ltd.	3.250%	6/29/47	900	1,087
					1,343
Brazil (0.1%)
	Embraer SA	5.150%	6/15/22	300	303
Canada (1.8%)
[4]	1011778 BC ULC	3.875%	1/15/28	10	10
[4]	1011778 BC ULC	4.375%	1/15/28	55	54
[4]	Air Canada	3.875%	8/15/26	20	20
	Canadian Natural Resources Ltd.	2.950%	1/15/23	50	51
	Canadian Natural Resources Ltd.	3.800%	4/15/24	50	52
	Canadian Natural Resources Ltd.	3.900%	2/1/25	110	115
	Canadian Natural Resources Ltd.	3.850%	6/1/27	180	190
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	99
	Canadian Natural Resources Ltd.	6.250%	3/15/38	60	76
	Canadian Pacific Railway Co.	1.750%	12/2/26	80	79
	Canadian Pacific Railway Co.	2.450%	12/2/31	220	216
	Canadian Pacific Railway Co.	4.800%	8/1/45	190	232
	Cenovus Energy Inc.	5.375%	7/15/25	462	505
	Cenovus Energy Inc.	4.250%	4/15/27	92	98
	Cenovus Energy Inc.	6.750%	11/15/39	50	66
	Cenovus Energy Inc.	5.400%	6/15/47	100	120
	Enbridge Inc.	3.125%	11/15/29	42	43
[4]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	285	275
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	35	34
[4]	MEG Energy Corp.	6.500%	1/15/25	11	11
[4]	MEG Energy Corp.	5.875%	2/1/29	5	5
	Nutrien Ltd.	4.200%	4/1/29	125	137
	Nutrien Ltd.	4.125%	3/15/35	70	77
[4]	Parkland Corp.	4.500%	10/1/29	20	19
	Suncor Energy Inc.	6.500%	6/15/38	60	79
	Suncor Energy Inc.	3.750%	3/4/51	90	91
[10]	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	1.000%	10/12/24	300	294
	TransCanada PipeLines Ltd.	2.500%	10/12/31	150	143
	TransCanada PipeLines Ltd.	4.625%	3/1/34	100	113
	TransCanada PipeLines Ltd.	6.200%	10/15/37	120	155
	TransCanada PipeLines Ltd.	4.875%	5/15/48	75	89
					4,867
China (0.1%)
[4]	NXP BV	3.250%	5/11/41	250	242
Denmark (0.1%)
[4]	Danske Bank A/S	1.171%	12/8/23	300	299
France (1.1%)
[5,6]	Airbus SE	2.375%	6/9/40	200	243
[4]	BNP Paribas SA	2.819%	11/19/25	380	385
[4]	BNP Paribas SA	2.219%	6/9/26	250	248
[4]	BNP Paribas SA	1.323%	1/13/27	200	191
[8]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	1,906
					2,973
Germany (3.9%)
[4]	Bayer US Finance II LLC	4.375%	12/15/28	275	298
[4]	Daimler Finance North America LLC	0.750%	3/1/24	465	457
[4]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	510	505
[5]	Deutsche Bank AG	0.962%	11/8/23	1,700	1,681
[5]	Deutsche Bank AG	2.222%	9/18/24	150	151
	Deutsche Bank AG	2.129%	11/24/26	165	161
	Deutsche Bank AG	3.035%	5/28/32	250	241
[4]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	520	503
[5,6]	Volkswagen Financial Services AG	2.250%	10/16/26	700	837
[5,7]	Volkswagen Financial Services Australia Pty. Ltd.	3.100%	4/17/23	500	361
[5,8]	Volkswagen Financial Services NV	1.125%	9/18/23	2,700	3,585
[5,8]	Volkswagen Financial Services NV	1.375%	9/14/28	400	503
[4]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	200	204
[4]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	143
[5,6]	Volkswagen Leasing GmbH	0.375%	7/20/26	575	634
[5,6]	Vonovia Finance BV	1.625%	10/7/39	400	422
					10,686
India (0.2%)
[4]	JSW Infrastructure Ltd.	4.950%	1/21/29	585	567
Ireland (0.7%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	455	473
	AerCap Ireland Capital DAC	1.150%	10/29/23	300	296
	AerCap Ireland Capital DAC	4.450%	4/3/26	275	292
	AerCap Ireland Capital DAC	3.000%	10/29/28	300	294
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	147
[4]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	200	193
[4]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	225	233
[9,11,12,13]	Setanta Aircraft Leasing DAC Bank Loan, 6M USD LIBOR + 2.000%	—%	11/5/28	85	85
					2,013
Italy (0.9%)
[5,6]	Enel Finance International NV	0.875%	6/17/36	700	723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Intesa Sanpaolo SpA	3.250%	9/23/24	200	205
[5,6]	UniCredit SpA	1.200%	1/20/26	1,394	1,576
					2,504
Japan (1.4%)
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	600	572
	Mizuho Financial Group Inc.	1.234%	5/22/27	260	247
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	458
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/27	750	791
[5,6]	Nissan Motor Co. Ltd.	3.201%	9/17/28	600	735
	Nomura Holdings Inc.	2.710%	1/22/29	250	246
[4]	NTT Finance Corp.	2.065%	4/3/31	40	39
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	130	137
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	262
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	300	280
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	92
					3,859
Kazakhstan (0.1%)
[4]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	200	190
Luxembourg (0.9%)
[5,6]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	640	714
[6]	CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	1,100	1,179
[5,6]	Prologis International Funding II SA	1.625%	6/17/32	576	658
					2,551
Netherlands (1.4%)
[6]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	1,364	1,611
[5,8]	NIBC Bank NV	3.125%	11/15/23	1,400	1,921
	Shell International Finance BV	2.375%	11/7/29	190	188
	Shell International Finance BV	4.375%	5/11/45	70	81
	Shell International Finance BV	3.750%	9/12/46	141	151
[4]	VZ Secured Financing BV	5.000%	1/15/32	15	14
					3,966
New Zealand (0.8%)
[5,6]	ASB Finance Ltd.	0.250%	9/8/28	1,400	1,506
[5,6]	ASB Finance Ltd.	0.500%	9/24/29	570	617
					2,123
Peru (0.1%)
[4]	Minsur SA	4.500%	10/28/31	299	300
Poland (0.0%)
[4]	Canpack SA	3.875%	11/15/29	20	19
Portugal (0.1%)
[6]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	200	235
Russia (0.3%)
[5]	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	400	401
[5]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	433	442
					843
South Korea (0.0%)
[4]	Clark Equipment Co.	5.875%	6/1/25	13	13
Spain (1.2%)
	Banco Santander SA	2.749%	12/3/30	270	255
[5,6]	IE2 Holdco SAU	2.875%	6/1/26	2,100	2,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	4.103%	3/8/27	235	252
	Telefonica Emisiones SA	4.665%	3/6/38	250	275
					3,324
Sweden (0.2%)
[5,6]	SBB Treasury OYJ	1.125%	11/26/29	500	528
Switzerland (1.4%)
[5,6]	Credit Suisse Group AG	0.650%	1/14/28	1,400	1,523
[4]	Credit Suisse Group AG	3.091%	5/14/32	400	389
	Novartis Capital Corp.	2.000%	2/14/27	150	150
	Novartis Capital Corp.	2.750%	8/14/50	60	56
[4]	Roche Holdings Inc.	1.930%	12/13/28	300	292
[4]	Roche Holdings Inc.	2.076%	12/13/31	215	207
[4]	UBS Group AG	2.650%	2/1/22	400	400
[4]	UBS Group AG	4.125%	9/24/25	300	319
[5,6]	Wizz Air Finance Co. BV	1.350%	1/19/24	600	683
					4,019
United Kingdom (5.4%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	73
	AstraZeneca Finance LLC	1.750%	5/28/28	75	72
	AstraZeneca plc	4.000%	1/17/29	225	247
	AstraZeneca plc	1.375%	8/6/30	100	91
	Barclays plc	4.375%	9/11/24	250	263
	Barclays plc	1.007%	12/10/24	440	433
[5]	Barclays plc	3.932%	5/7/25	300	311
	Barclays plc	5.200%	5/12/26	200	219
[5]	Barclays plc	5.088%	6/20/30	200	220
	BAT Capital Corp.	4.390%	8/15/37	125	126
	BAT Capital Corp.	4.540%	8/15/47	135	132
	BAT International Finance plc	1.668%	3/25/26	300	289
[5,8]	BAT International Finance plc	4.000%	9/4/26	257	363
[5,8]	BAT International Finance plc	2.250%	9/9/52	200	168
	BP Capital Markets plc	3.506%	3/17/25	50	52
	BP Capital Markets plc	3.279%	9/19/27	85	89
[6]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	900	1,057
[4,13]	CT Trust	5.125%	2/3/32	330	335
	GlaxoSmithKline Capital plc	3.000%	6/1/24	210	217
[5,8]	Heathrow Funding Ltd.	6.750%	12/3/26	240	385
	HSBC Holdings plc	0.976%	5/24/25	500	488
[5]	HSBC Holdings plc	2.633%	11/7/25	260	263
[5]	HSBC Holdings plc	1.645%	4/18/26	275	269
[5]	HSBC Holdings plc	2.099%	6/4/26	255	252
	HSBC Holdings plc	1.589%	5/24/27	210	201
[8]	HSBC Holdings plc	1.750%	7/24/27	1,000	1,299
[5]	HSBC Holdings plc	2.013%	9/22/28	300	287
	HSBC Holdings plc	2.804%	5/24/32	100	97
	HSBC Holdings plc	6.500%	9/15/37	125	166
	HSBC Holdings plc	5.250%	3/14/44	200	244
[4]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	10	10
[5]	Lloyds Banking Group plc	2.858%	3/17/23	400	401
	Lloyds Banking Group plc	0.695%	5/11/24	405	401
[5]	Lloyds Banking Group plc	3.870%	7/9/25	275	287
[8]	National Grid Electricity Transmission plc	2.750%	2/6/35	700	951
	NatWest Group plc	3.875%	9/12/23	200	206
[5]	NatWest Group plc	4.269%	3/22/25	270	282
[5]	NatWest Group plc	3.073%	5/22/28	225	229
[5,6]	Phoenix Group Holdings plc	4.375%	1/24/29	700	890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RELX Capital Inc.	3.000%	5/22/30	100	102
[4]	Rolls-Royce plc	5.750%	10/15/27	35	37
[8]	Rothesay Life plc	8.000%	10/30/25	600	949
[4]	Standard Chartered plc	1.319%	10/14/23	250	250
[5,8]	Standard Chartered plc	4.375%	1/18/38	250	411
	Vodafone Group plc	3.750%	1/16/24	190	198
	Vodafone Group plc	4.125%	5/30/25	260	276
	Vodafone Group plc	5.250%	5/30/48	270	327
	Vodafone Group plc	4.125%	6/4/81	125	119
					15,034
United States (40.9%)
[4]	7-Eleven Inc.	1.300%	2/10/28	150	140
[4]	7-Eleven Inc.	1.800%	2/10/31	100	92
[4]	7-Eleven Inc.	2.500%	2/10/41	175	152
[4]	7-Eleven Inc.	2.800%	2/10/51	185	161
	Abbott Laboratories	4.900%	11/30/46	125	160
	AbbVie Inc.	2.600%	11/21/24	125	127
	AbbVie Inc.	3.800%	3/15/25	20	21
	AbbVie Inc.	2.950%	11/21/26	10	10
	AbbVie Inc.	4.050%	11/21/39	270	292
	AbbVie Inc.	4.875%	11/14/48	122	147
	AbbVie Inc.	4.250%	11/21/49	200	223
	Activision Blizzard Inc.	2.500%	9/15/50	119	103
[5]	AdventHealth Obligated Group	2.795%	11/15/51	300	282
	AEP Transmission Co. LLC	4.250%	9/15/48	200	230
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	100	90
	Aflac Inc.	1.125%	3/15/26	55	53
	Agree LP	2.000%	6/15/28	50	48
	Agree LP	2.600%	6/15/33	60	57
[5]	Air Lease Corp.	2.875%	1/15/26	125	126
[5]	Air Lease Corp.	3.750%	6/1/26	100	104
	Air Lease Corp.	3.125%	12/1/30	150	147
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	119
[5]	Alabama Power Co.	1.450%	9/15/30	200	183
	Alabama Power Co.	4.150%	8/15/44	50	55
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	121
	Allegheny Technologies Inc.	4.875%	10/1/29	10	10
	Allegheny Technologies Inc.	5.125%	10/1/31	5	5
[4]	Alliant Holdings Intermediate LLC	4.250%	10/15/27	5	5
[4]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	12	12
[5]	Allina Health System	3.887%	4/15/49	130	146
[4]	Allison Transmission Inc.	4.750%	10/1/27	34	34
	Ally Financial Inc.	1.450%	10/2/23	120	120
	Altria Group Inc.	4.400%	2/14/26	101	109
	Altria Group Inc.	4.800%	2/14/29	160	176
	Altria Group Inc.	3.400%	2/4/41	195	168
	Altria Group Inc.	5.950%	2/14/49	100	117
	Altria Group Inc.	4.450%	5/6/50	40	39
	Amazon.com Inc.	2.500%	6/3/50	115	102
	Ameren Corp.	2.500%	9/15/24	100	101
	Ameren Corp.	1.950%	3/15/27	100	98
	Ameren Corp.	3.500%	1/15/31	120	126
	Ameren Illinois Co.	1.550%	11/15/30	70	64
	Ameren Illinois Co.	4.150%	3/15/46	75	86
[4]	American Airlines Inc.	11.750%	7/15/25	10	12
[4]	American Airlines Inc.	5.500%	4/20/26	25	26
[4]	American Airlines Inc.	5.750%	4/20/29	60	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	35	34
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	15	14
	American Electric Power Co. Inc.	2.031%	3/15/24	100	100
	American Express Co.	3.000%	10/30/24	375	387
	American Homes 4 Rent LP	3.375%	7/15/51	150	140
[5]	American Honda Finance Corp.	1.200%	7/8/25	66	64
	American International Group Inc.	4.500%	7/16/44	140	163
	American International Group Inc.	4.800%	7/10/45	32	38
	American International Group Inc.	4.375%	6/30/50	105	122
	American Tower Corp.	3.375%	10/15/26	170	177
	American Tower Corp.	3.600%	1/15/28	100	104
	American Tower Corp.	3.700%	10/15/49	35	35
	AmerisourceBergen Corp.	4.300%	12/15/47	200	220
	Amgen Inc.	2.200%	2/21/27	125	124
	Amgen Inc.	3.150%	2/21/40	155	149
	Amgen Inc.	5.150%	11/15/41	61	74
	Amgen Inc.	2.770%	9/1/53	147	127
[4]	Antero Resources Corp.	5.375%	3/1/30	31	32
	Anthem Inc.	3.650%	12/1/27	375	399
	Anthem Inc.	3.125%	5/15/50	190	180
	Aon plc	4.600%	6/14/44	35	41
	Aon plc	4.750%	5/15/45	70	82
[5]	Appalachian Power Co.	4.500%	3/1/49	30	34
	Apple Inc.	1.250%	8/20/30	20	18
	Apple Inc.	1.650%	2/8/31	80	75
	Apple Inc.	2.375%	2/8/41	175	158
	Apple Inc.	3.850%	8/4/46	196	217
	Apple Inc.	2.700%	8/5/51	300	275
[4]	Aramark Services Inc.	6.375%	5/1/25	10	10
[4]	Arconic Corp.	6.000%	5/15/25	7	7
[4]	Arconic Corp.	6.125%	2/15/28	15	16
[4]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/28	20	19
[4]	Ardagh Packaging Finance plc	5.250%	4/30/25	14	14
[4]	Ardagh Packaging Finance plc	4.125%	8/15/26	20	20
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	46
	Asbury Automotive Group Inc.	4.750%	3/1/30	34	34
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	10	10
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	15
	AT&T Inc.	1.700%	3/25/26	365	357
	AT&T Inc.	3.800%	2/15/27	140	149
	AT&T Inc.	4.350%	3/1/29	273	300
[5]	AT&T Inc.	4.300%	2/15/30	56	62
	AT&T Inc.	4.500%	5/15/35	130	144
	AT&T Inc.	4.900%	8/15/37	55	64
	AT&T Inc.	5.150%	2/15/50	100	122
	AT&T Inc.	3.500%	9/15/53	235	223
	AT&T Inc.	3.550%	9/15/55	313	295
	AT&T Inc.	3.800%	12/1/57	111	109
	AT&T Inc.	3.650%	9/15/59	130	123
[4]	Athene Global Funding	0.950%	1/8/24	195	192
[5,6]	Athene Global Funding	1.125%	9/2/25	2,670	3,048
[5,8]	Athene Global Funding	1.875%	11/30/28	300	385
	AutoZone Inc.	3.625%	4/15/25	375	393
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	10	10
	Ball Corp.	2.875%	8/15/30	21	19

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	3.125%	9/15/31	15	14
[5]	Bank of America Corp.	3.864%	7/23/24	115	119
[5]	Bank of America Corp.	0.810%	10/24/24	285	281
[5]	Bank of America Corp.	4.000%	1/22/25	75	79
[5]	Bank of America Corp.	0.981%	9/25/25	295	287
[5]	Bank of America Corp.	3.366%	1/23/26	239	247
[5]	Bank of America Corp.	1.319%	6/19/26	135	131
	Bank of America Corp.	1.734%	7/22/27	365	354
[5]	Bank of America Corp.	3.419%	12/20/28	235	244
[5]	Bank of America Corp.	3.194%	7/23/30	105	107
[5]	Bank of America Corp.	2.496%	2/13/31	150	146
[5]	Bank of America Corp.	1.898%	7/23/31	115	107
[5,6]	Bank of America Corp.	0.654%	10/26/31	500	535
	Bank of America Corp.	2.687%	4/22/32	200	196
	Bank of America Corp.	2.299%	7/21/32	400	379
[5]	Bank of America Corp.	2.676%	6/19/41	170	155
	Bank of America Corp.	3.311%	4/22/42	60	60
[5]	Bank of America Corp.	4.875%	4/1/44	75	92
[5]	Bank of America Corp.	3.946%	1/23/49	35	38
[5]	Bank of America Corp.	4.083%	3/20/51	125	140
[5]	Bank of America Corp.	2.831%	10/24/51	70	64
[4]	Bausch Health Cos. Inc.	6.125%	4/15/25	5	5
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	6	6
[4,13]	Bausch Health Cos. Inc.	6.125%	2/1/27	10	10
[4]	Bausch Health Cos. Inc.	7.000%	1/15/28	40	36
[4]	Bausch Health Cos. Inc.	5.250%	2/15/31	10	8
[9,11,12,13]	Bausch Health Cos. Inc. Bank Loan, 3M USD LIBOR + 0.000%	—%	1/1/28	25	25
[4]	Baxter International Inc.	2.272%	12/1/28	170	166
[4]	Baxter International Inc.	3.132%	12/1/51	165	157
	Becton Dickinson & Co.	3.700%	6/6/27	100	106
	Becton Dickinson & Co.	4.685%	12/15/44	40	47
	Becton Dickinson & Co.	4.669%	6/6/47	40	47
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	130	140
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	90
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	51
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	120	104
[4]	Berry Global Inc.	4.875%	7/15/26	28	29
[4]	Berry Global Inc.	5.625%	7/15/27	48	49
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	173
[4]	Big River Steel LLC	6.625%	1/31/29	22	23
[4]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	15	14
	Block Financial LLC	3.875%	8/15/30	90	93
	Boeing Co.	2.800%	3/1/24	30	31
	Boeing Co.	4.875%	5/1/25	265	285
	Boeing Co.	2.750%	2/1/26	125	127
	Boeing Co.	2.250%	6/15/26	10	10
	Boeing Co.	5.150%	5/1/30	76	86
	Boeing Co.	5.705%	5/1/40	160	193
	Boeing Co.	5.805%	5/1/50	245	308
	Boeing Co.	5.930%	5/1/60	70	89
	BorgWarner Inc.	2.650%	7/1/27	570	576
	Boston Properties LP	3.250%	1/30/31	300	306
	Boston Scientific Corp.	4.000%	3/1/29	85	92
[4]	Boyd Gaming Corp.	8.625%	6/1/25	13	14
	Boyd Gaming Corp.	4.750%	12/1/27	30	30
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	120	124
[5]	BP Capital Markets America Inc.	3.588%	4/14/27	250	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	4.234%	11/6/28	45	49
	Bristol-Myers Squibb Co.	3.200%	6/15/26	230	241
	Bristol-Myers Squibb Co.	3.900%	2/20/28	35	38
	Bristol-Myers Squibb Co.	1.450%	11/13/30	15	14
	Brixmor Operating Partnership LP	2.250%	4/1/28	100	97
	Brixmor Operating Partnership LP	4.050%	7/1/30	275	292
	Broadcom Inc.	4.700%	4/15/25	110	118
[4]	Broadcom Inc.	1.950%	2/15/28	50	48
	Broadcom Inc.	5.000%	4/15/30	120	135
[4]	Broadcom Inc.	3.500%	2/15/41	60	57
[4]	Broadcom Inc.	3.750%	2/15/51	80	77
	Brunswick Corp.	2.400%	8/18/31	100	93
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	233
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	140	148
[4]	Cable One Inc.	4.000%	11/15/30	32	30
[4]	Caesars Resort Collection LLC	5.750%	7/1/25	2	2
[4]	Calpine Corp.	5.125%	3/15/28	25	24
[4]	Cameron LNG LLC	3.701%	1/15/39	180	186
[5]	Capital One Bank USA NA	2.280%	1/28/26	300	301
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	20	20
[4]	Carnival Corp.	5.750%	3/1/27	45	43
[4]	Carnival Corp.	4.000%	8/1/28	25	24
	Carrier Global Corp.	3.377%	4/5/40	210	208
	Cboe Global Markets Inc.	1.625%	12/15/30	115	105
[4]	CCO Holdings LLC	4.750%	3/1/30	45	45
	CDW LLC	4.125%	5/1/25	15	15
[4]	Cedar Fair LP	5.500%	5/1/25	52	53
	Centene Corp.	2.450%	7/15/28	145	138
	Centene Corp.	3.000%	10/15/30	13	13
	Centene Corp.	2.625%	8/1/31	60	56
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	70	69
	CenterPoint Energy Inc.	4.250%	11/1/28	75	82
	CenterPoint Energy Inc.	2.950%	3/1/30	10	10
	CenterPoint Energy Inc.	2.650%	6/1/31	190	186
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	185
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	55
[5]	Charter Communications Operating LLC	4.500%	2/1/24	120	126
	Charter Communications Operating LLC	3.750%	2/15/28	70	73
	Charter Communications Operating LLC	4.200%	3/15/28	70	74
	Charter Communications Operating LLC	5.050%	3/30/29	80	88
	Charter Communications Operating LLC	3.500%	3/1/42	330	296
	Charter Communications Operating LLC	5.375%	5/1/47	30	33
	Charter Communications Operating LLC	4.800%	3/1/50	200	205
	Charter Communications Operating LLC	3.700%	4/1/51	205	182
[4]	Chemours Co.	4.625%	11/15/29	35	33
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	100	110
	Cheniere Energy Inc.	4.625%	10/15/28	25	25
	Cheniere Energy Partners LP	4.000%	3/1/31	25	25
[4]	Cheniere Energy Partners LP	3.250%	1/31/32	10	9
	Chevron Corp.	2.236%	5/11/30	75	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	275	289
	Chevron USA Inc.	3.250%	10/15/29	50	53
	Chevron USA Inc.	2.343%	8/12/50	70	60
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	140
[4]	Churchill Downs Inc.	5.500%	4/1/27	58	60
[4]	Churchill Downs Inc.	4.750%	1/15/28	41	41
[4]	Ciena Corp.	4.000%	1/31/30	5	5
	Cigna Corp.	4.800%	8/15/38	155	178
	Citigroup Inc.	0.981%	5/1/25	210	206
	Citigroup Inc.	3.200%	10/21/26	246	255
	Citigroup Inc.	4.300%	11/20/26	150	162
	Citigroup Inc.	4.450%	9/29/27	125	136
[5]	Citigroup Inc.	3.668%	7/24/28	115	121
[5]	Citigroup Inc.	2.976%	11/5/30	140	141
	Citigroup Inc.	2.561%	5/1/32	165	160
	Citigroup Inc.	4.650%	7/23/48	55	66
[5]	City of Hope	4.378%	8/15/48	80	97
[4]	Civitas Resources Inc.	5.000%	10/15/26	10	10
[4]	Clarios Global LP	6.750%	5/15/25	5	5
[4]	Clarios Global LP	8.500%	5/15/27	45	47
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/29	25	24
[4]	Clean Harbors Inc.	4.875%	7/15/27	25	26
	CMS Energy Corp.	3.450%	8/15/27	260	274
	CNH Industrial Capital LLC	1.950%	7/2/23	200	201
[4]	CNX Resources Corp.	6.000%	1/15/29	25	26
	Coca-Cola Co.	1.000%	3/15/28	325	304
	Coca-Cola Co.	3.000%	3/5/51	50	49
[4]	Cogent Communications Group Inc.	3.500%	5/1/26	10	10
[4]	Coinbase Global Inc.	3.625%	10/1/31	20	17
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	25	25
	Comcast Corp.	3.150%	2/15/28	225	235
	Comcast Corp.	4.150%	10/15/28	70	77
	Comcast Corp.	2.650%	2/1/30	275	276
	Comcast Corp.	4.400%	8/15/35	90	103
	Comcast Corp.	3.250%	11/1/39	145	144
	Comcast Corp.	4.500%	1/15/43	140	160
	Comcast Corp.	4.700%	10/15/48	134	160
	Comcast Corp.	4.950%	10/15/58	65	83
	Comcast Corp.	2.650%	8/15/62	100	82
[4]	Comcast Corp.	2.987%	11/1/63	250	220
	Commonwealth Edison Co.	3.800%	10/1/42	115	123
[4]	CommScope Inc.	6.000%	3/1/26	8	8
[4]	CommScope Inc.	7.125%	7/1/28	26	24
[4]	CommScope Inc.	4.750%	9/1/29	15	14
[4]	Comstock Resources Inc.	5.875%	1/15/30	35	35
	Conagra Brands Inc.	4.850%	11/1/28	175	196
[4]	ConocoPhillips	3.750%	10/1/27	65	69
[4]	ConocoPhillips	2.400%	2/15/31	40	39
[4]	ConocoPhillips	4.875%	10/1/47	30	37
	ConocoPhillips Co.	4.950%	3/15/26	90	100
	ConocoPhillips Co.	4.300%	11/15/44	65	74
[5]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	109
	Constellation Brands Inc.	3.200%	2/15/23	25	25
	Constellation Brands Inc.	3.750%	5/1/50	150	154
[4]	Continental Resources Inc.	2.268%	11/15/26	100	97
[4]	Continental Resources Inc.	2.875%	4/1/32	150	141
	Corporate Office Properties LP	2.250%	3/15/26	175	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corporate Office Properties LP	2.750%	4/15/31	105	101
[4]	Coterra Energy Inc.	3.900%	5/15/27	40	42
[4]	Coterra Energy Inc.	4.375%	3/15/29	130	142
	Crown Castle International Corp.	3.800%	2/15/28	68	72
	Crown Castle International Corp.	4.750%	5/15/47	65	75
	Crown Castle International Corp.	5.200%	2/15/49	85	103
[4]	CrownRock LP	5.625%	10/15/25	10	10
[4]	CrownRock LP	5.000%	5/1/29	10	10
[4]	CSC Holdings LLC	5.375%	2/1/28	40	40
[4]	CSC Holdings LLC	4.625%	12/1/30	16	14
	CSX Corp.	4.750%	11/15/48	190	232
[4]	CTR Partnership LP	3.875%	6/30/28	12	12
	CVS Health Corp.	4.780%	3/25/38	89	103
	CVS Health Corp.	4.125%	4/1/40	210	227
	CVS Health Corp.	5.125%	7/20/45	75	91
	CVS Health Corp.	5.050%	3/25/48	125	153
	Dana Inc.	4.500%	2/15/32	25	24
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
	DCP Midstream Operating LP	5.125%	5/15/29	21	22
	Dell International LLC	6.020%	6/15/26	80	91
	Dell International LLC	6.100%	7/15/27	120	141
	Dell International LLC	5.300%	10/1/29	278	318
	Dell International LLC	6.200%	7/15/30	125	152
[4]	Dell International LLC	3.375%	12/15/41	260	237
	Delta Air Lines Inc.	2.900%	10/28/24	12	12
[4]	Delta Air Lines Inc.	7.000%	5/1/25	40	45
[4]	Delta Air Lines Inc.	4.500%	10/20/25	165	171
[4]	Delta Air Lines Inc.	4.750%	10/20/28	746	797
	Delta Air Lines Inc.	3.750%	10/28/29	15	15
	Devon Energy Corp.	5.850%	12/15/25	40	45
	Devon Energy Corp.	5.250%	10/15/27	29	30
	Devon Energy Corp.	5.875%	6/15/28	9	10
	Devon Energy Corp.	4.500%	1/15/30	81	86
	Devon Energy Corp.	5.600%	7/15/41	30	36
	DH Europe Finance II Sarl	2.600%	11/15/29	125	125
	DH Europe Finance II Sarl	3.400%	11/15/49	125	127
	Diamondback Energy Inc.	3.250%	12/1/26	100	103
	Diamondback Energy Inc.	4.400%	3/24/51	50	54
[4]	Directv Financing LLC	5.875%	8/15/27	15	15
	Discovery Communications LLC	4.900%	3/11/26	265	288
	Discovery Communications LLC	6.350%	6/1/40	50	65
	Discovery Communications LLC	4.650%	5/15/50	55	60
	Discovery Communications LLC	4.000%	9/15/55	142	138
[4]	DISH DBS Corp.	5.250%	12/1/26	15	15
	DISH DBS Corp.	5.125%	6/1/29	15	13
[5]	Dominion Energy Inc.	3.300%	3/15/25	70	72
	Dominion Energy Inc.	4.250%	6/1/28	65	71
[5]	Dominion Energy Inc.	4.050%	9/15/42	170	182
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	282
	Dow Chemical Co.	2.100%	11/15/30	100	95
[6]	Dow Chemical Co.	1.125%	3/15/32	1,100	1,185
	Dow Chemical Co.	4.375%	11/15/42	180	201
[4]	DT Midstream Inc.	4.125%	6/15/29	26	26
[4]	DT Midstream Inc.	4.375%	6/15/31	20	20
	DTE Electric Co.	4.300%	7/1/44	120	138
	DTE Electric Co.	3.700%	6/1/46	75	81
[5]	DTE Energy Co.	1.050%	6/1/25	165	159
	Duke Energy Carolinas LLC	2.450%	2/1/30	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	2.550%	4/15/31	45	45
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	25
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	139
	Duke Energy Corp.	3.500%	6/15/51	150	147
	Duke Energy Florida LLC	1.750%	6/15/30	50	47
	Duke Energy Florida LLC	3.400%	10/1/46	35	35
	Duke Energy Indiana LLC	2.750%	4/1/50	75	67
	Duke Energy Progress LLC	4.100%	5/15/42	100	109
	Duke Energy Progress LLC	2.500%	8/15/50	170	147
	DuPont de Nemours Inc.	4.205%	11/15/23	100	105
	DuPont de Nemours Inc.	4.493%	11/15/25	100	108
	DuPont de Nemours Inc.	5.319%	11/15/38	40	49
[5,6]	DXC Capital Funding DAC	0.950%	9/15/31	500	521
	DXC Technology Co.	1.800%	9/15/26	400	388
	Electronic Arts Inc.	1.850%	2/15/31	110	102
	Electronic Arts Inc.	2.950%	2/15/51	135	123
[4]	Element Solutions Inc.	3.875%	9/1/28	32	31
	Eli Lilly & Co.	2.500%	9/15/60	100	86
	Emerson Electric Co.	2.000%	12/21/28	870	846
	Emerson Electric Co.	2.200%	12/21/31	180	173
	Encompass Health Corp.	4.500%	2/1/28	26	26
[4]	Endeavor Energy Resources LP	6.625%	7/15/25	4	4
[4]	Endeavor Energy Resources LP	5.750%	1/30/28	15	16
	Energy Transfer LP	4.500%	11/1/23	310	322
	Energy Transfer LP	4.250%	4/1/24	150	156
	Energy Transfer LP	3.900%	5/15/24	15	16
	Energy Transfer LP	4.950%	5/15/28	188	204
	Energy Transfer LP	4.150%	9/15/29	300	314
	Energy Transfer LP	3.750%	5/15/30	180	185
	Energy Transfer LP	6.050%	6/1/41	65	76
	Energy Transfer LP	6.500%	2/1/42	100	123
	Energy Transfer LP	6.250%	4/15/49	70	86
[4]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	15
	Enstar Group Ltd.	4.950%	6/1/29	140	152
[4]	Entegris Inc.	3.625%	5/1/29	20	19
	Entergy Arkansas LLC	2.650%	6/15/51	100	88
	Entergy Corp.	1.900%	6/15/28	95	91
	Entergy Corp.	2.800%	6/15/30	90	89
	Entergy Louisiana LLC	3.250%	4/1/28	300	313
	Entergy Louisiana LLC	2.900%	3/15/51	105	96
	Enterprise Products Operating LLC	4.850%	3/15/44	215	244
	Enterprise Products Operating LLC	4.900%	5/15/46	30	34
	Enterprise Products Operating LLC	4.250%	2/15/48	50	53
	Enterprise Products Operating LLC	3.700%	1/31/51	70	69
	EOG Resources Inc.	3.900%	4/1/35	20	22
[4]	EQM Midstream Partners LP	6.500%	7/1/27	16	17
[4]	EQT Corp.	3.125%	5/15/26	7	7
	EQT Corp.	5.000%	1/15/29	25	26
	Equitable Holdings Inc.	5.000%	4/20/48	40	47
	Essex Portfolio LP	4.500%	3/15/48	60	70
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	94
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	147
[5]	Eversource Energy	1.400%	8/15/26	300	289
	Exelon Corp.	3.400%	4/15/26	40	42
	Exelon Corp.	4.450%	4/15/46	165	188
[4]	Expedia Group Inc.	6.250%	5/1/25	6	7
	Expedia Group Inc.	2.950%	3/15/31	139	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	3.482%	3/19/30	250	267
[6]	Exxon Mobil Corp.	1.408%	6/26/39	400	419
	Exxon Mobil Corp.	4.227%	3/19/40	155	176
	Exxon Mobil Corp.	4.114%	3/1/46	55	62
[4]	Fair Isaac Corp.	4.000%	6/15/28	30	30
	Federal Realty Investment Trust	3.950%	1/15/24	375	389
[6]	FedEx Corp.	0.950%	5/4/33	264	280
	FedEx Corp.	3.250%	5/15/41	160	154
	FedEx Corp.	3.875%	8/1/42	30	31
	FedEx Corp.	5.250%	5/15/50	75	94
	Fidelity National Financial Inc.	3.200%	9/17/51	355	317
[4]	First Student Bidco Inc.	4.000%	7/31/29	20	19
[5]	FirstEnergy Corp.	4.150%	7/15/27	25	25
	FirstEnergy Corp.	2.650%	3/1/30	170	160
[5]	FirstEnergy Corp.	3.400%	3/1/50	10	9
	Florida Power & Light Co.	3.800%	12/15/42	150	164
	FMC Corp.	4.100%	2/1/24	200	208
	FMC Corp.	4.500%	10/1/49	30	34
	Ford Motor Co.	3.250%	2/12/32	12	11
	Ford Motor Credit Co. LLC	3.087%	1/9/23	13	13
	Ford Motor Credit Co. LLC	3.375%	11/13/25	30	30
	Ford Motor Credit Co. LLC	2.700%	8/10/26	20	19
	Ford Motor Credit Co. LLC	4.271%	1/9/27	10	10
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	22
	Fox Corp.	4.030%	1/25/24	200	209
	Fox Corp.	3.050%	4/7/25	20	21
	Fox Corp.	5.476%	1/25/39	220	266
	Freeport-McMoRan Inc.	4.125%	3/1/28	62	63
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	31
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	53
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	10
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	42
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	12
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	7	7
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	31	31
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	30	29
	FS KKR Capital Corp.	3.400%	1/15/26	220	219
	General Dynamics Corp.	3.250%	4/1/25	40	42
	General Dynamics Corp.	3.750%	5/15/28	280	302
	General Dynamics Corp.	4.250%	4/1/40	95	109
[5]	General Electric Co.	6.750%	3/15/32	61	80
	General Mills Inc.	3.000%	2/1/51	70	66
	General Motors Co.	5.400%	10/2/23	146	155
	General Motors Co.	6.125%	10/1/25	150	169
	General Motors Co.	5.200%	4/1/45	88	101
	General Motors Financial Co. Inc.	3.150%	6/30/22	150	151
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	415
	General Motors Financial Co. Inc.	2.750%	6/20/25	135	137
	General Motors Financial Co. Inc.	1.250%	1/8/26	200	191
	Genuine Parts Co.	1.750%	2/1/25	220	219
[4]	Georgia-Pacific LLC	1.750%	9/30/25	245	242
	Gilead Sciences Inc.	0.750%	9/29/23	256	253
	Gilead Sciences Inc.	4.150%	3/1/47	50	56
	Global Payments Inc.	1.500%	11/15/24	120	118
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	420	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	1.757%	1/24/25	165	165
	Goldman Sachs Group Inc.	3.750%	5/22/25	624	654
[5,8]	Goldman Sachs Group Inc.	1.000%	12/16/25	2,350	3,054
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	254
	Goldman Sachs Group Inc.	2.640%	2/24/28	170	170
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	146
	Goldman Sachs Group Inc.	1.992%	1/27/32	180	166
	Goldman Sachs Group Inc.	2.615%	4/22/32	100	97
	Goldman Sachs Group Inc.	2.650%	10/21/32	150	145
	Goldman Sachs Group Inc.	3.102%	2/24/33	480	483
[5,6]	Goldman Sachs Group Inc.	1.000%	3/18/33	500	537
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	85	96
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	97
[5,7,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.612%	5/2/24	300	216
[4]	Graham Packaging Co. Inc.	7.125%	8/15/28	15	15
[4]	Graphic Packaging International LLC	3.500%	3/15/28	5	5
[4]	Graphic Packaging International LLC	3.500%	3/1/29	7	7
[4]	Gray Escrow II Inc.	5.375%	11/15/31	10	10
[4]	Group 1 Automotive Inc.	4.000%	8/15/28	15	14
[4]	HAT Holdings I LLC	3.375%	6/15/26	15	15
	HCA Inc.	5.375%	2/1/25	45	48
	HCA Inc.	4.125%	6/15/29	130	138
	HCA Inc.	5.250%	6/15/49	105	124
[4]	Helmerich & Payne Inc.	2.900%	9/29/31	130	125
[4]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[4]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	72	74
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	11
	Home Depot Inc.	2.950%	6/15/29	100	103
	Home Depot Inc.	1.375%	3/15/31	150	137
	Home Depot Inc.	4.250%	4/1/46	30	35
	Home Depot Inc.	3.900%	6/15/47	125	138
	Home Depot Inc.	4.500%	12/6/48	75	91
	Home Depot Inc.	2.750%	9/15/51	200	184
	Hormel Foods Corp.	1.700%	6/3/28	80	78
	Hormel Foods Corp.	1.800%	6/11/30	20	19
	HP Inc.	2.650%	6/17/31	86	82
[4]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	190
[4]	II-VI Inc.	5.000%	12/15/29	10	10
[4]	Ingevity Corp.	3.875%	11/1/28	15	14
	Intel Corp.	3.050%	8/12/51	300	282
	Intercontinental Exchange Inc.	0.700%	6/15/23	60	60
	Intercontinental Exchange Inc.	2.650%	9/15/40	110	101
	Intercontinental Exchange Inc.	3.000%	9/15/60	70	63
	International Business Machines Corp.	3.300%	5/15/26	160	167
[4]	International Game Technology plc	4.125%	4/15/26	5	5
[4]	International Game Technology plc	6.250%	1/15/27	3	3
	International Paper Co.	4.800%	6/15/44	45	53
	International Paper Co.	4.350%	8/15/48	22	25
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	111
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	97
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	25	32
	Invesco Finance plc	5.375%	11/30/43	55	69
	ITC Holdings Corp.	3.350%	11/15/27	150	155
[4]	ITC Holdings Corp.	2.950%	5/14/30	150	150
	Johnson & Johnson	2.450%	9/1/60	100	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Johnson Controls International plc	5.125%	9/14/45	28	35
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	270	281
	JPMorgan Chase & Co.	1.578%	4/22/27	250	242
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	399	418
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	30	31
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	212	227
	JPMorgan Chase & Co.	2.580%	4/22/32	300	292
	JPMorgan Chase & Co.	2.963%	1/25/33	200	201
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	130	140
	JPMorgan Chase & Co.	2.525%	11/19/41	190	170
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	70	77
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	70	68
	JPMorgan Chase & Co.	3.328%	4/22/52	170	171
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	363
	Kellogg Co.	4.500%	4/1/46	115	137
	Keurig Dr Pepper Inc.	5.085%	5/25/48	50	62
	Keurig Dr Pepper Inc.	3.350%	3/15/51	150	146
	Kimco Realty Corp.	3.300%	2/1/25	30	31
	Kimco Realty Corp.	4.250%	4/1/45	75	81
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	385	464
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	25	29
	Kraft Heinz Foods Co.	3.875%	5/15/27	226	235
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	83
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	31
[4]	Kraton Polymers LLC	4.250%	12/15/25	11	12
	Kroger Co.	2.200%	5/1/30	100	96
	Kroger Co.	3.875%	10/15/46	125	131
	Kroger Co.	4.450%	2/1/47	107	121
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	210	230
	L3Harris Technologies Inc.	5.054%	4/27/45	30	37
[4]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	5	5
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	31	32
	Lennar Corp.	5.250%	6/1/26	340	376
	Lennar Corp.	4.750%	11/29/27	50	55
[4]	Level 3 Financing Inc.	4.625%	9/15/27	42	42
[4]	Level 3 Financing Inc.	3.625%	1/15/29	20	18
[4]	Lithia Motors Inc.	4.625%	12/15/27	15	15
[4]	Lithia Motors Inc.	3.875%	6/1/29	20	20
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	33
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	9	9
	Lockheed Martin Corp.	3.800%	3/1/45	165	179
	Lockheed Martin Corp.	4.700%	5/15/46	40	49
	Lowe's Cos. Inc.	3.100%	5/3/27	305	317
	Lowe's Cos. Inc.	1.300%	4/15/28	100	93
	Lowe's Cos. Inc.	1.700%	9/15/28	90	86
	Lowe's Cos. Inc.	4.050%	5/3/47	55	59
	LYB International Finance III LLC	3.375%	10/1/40	50	49
	Marathon Oil Corp.	5.200%	6/1/45	20	23
	Marathon Petroleum Corp.	3.800%	4/1/28	100	105
	Marathon Petroleum Corp.	4.750%	9/15/44	40	44
	Marathon Petroleum Corp.	5.000%	9/15/54	55	62
[5]	Marriott International Inc.	4.625%	6/15/30	300	329
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	140
	Mastercard Inc.	3.800%	11/21/46	140	156
[5]	McDonald's Corp.	3.625%	9/1/49	75	77
[5]	McDonald's Corp.	4.200%	4/1/50	125	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,11,12,13]	Medline Borrower LP Bank Loan, 1M USD LIBOR + 3.250%	—%	10/23/28	20	20
	Merck & Co. Inc.	1.700%	6/10/27	125	123
	Merck & Co. Inc.	1.900%	12/10/28	95	93
	Merck & Co. Inc.	3.400%	3/7/29	45	48
	Merck & Co. Inc.	2.150%	12/10/31	270	261
[4]	Meritage Homes Corp.	3.875%	4/15/29	60	60
	MetLife Inc.	4.125%	8/13/42	75	84
	MGM Growth Properties Operating Partnership LP	5.625%	5/1/24	8	8
[4]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	35	37
	MGM Growth Properties Operating Partnership LP	4.500%	9/1/26	27	28
	Microsoft Corp.	2.525%	6/1/50	130	118
	Microsoft Corp.	2.921%	3/17/52	350	342
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	17
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	337	358
[4]	MIWD Holdco II LLC	5.500%	2/1/30	10	10
	Mondelez International Inc.	1.500%	2/4/31	200	180
[5]	Morgan Stanley	2.720%	7/22/25	480	488
[5]	Morgan Stanley	2.188%	4/28/26	170	170
	Morgan Stanley	1.593%	5/4/27	195	188
	Morgan Stanley	2.475%	1/21/28	200	200
[5]	Morgan Stanley	3.591%	7/22/28	275	289
[5]	Morgan Stanley	2.699%	1/22/31	135	134
[5]	Morgan Stanley	1.794%	2/13/32	160	146
	Morgan Stanley	2.943%	1/21/33	200	200
[5]	Morgan Stanley	3.971%	7/22/38	90	98
[5]	Morgan Stanley	4.457%	4/22/39	75	86
	Morgan Stanley	3.217%	4/22/42	135	134
	Morgan Stanley	4.300%	1/27/45	30	34
[5]	Morgan Stanley	2.802%	1/25/52	90	83
	Mosaic Co.	4.875%	11/15/41	30	34
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	213
	MPLX LP	1.750%	3/1/26	225	219
	MPLX LP	4.500%	4/15/38	120	129
[4]	MSCI Inc.	3.625%	9/1/30	15	15
[4]	MSCI Inc.	3.625%	11/1/31	20	20
[4]	MSCI Inc.	3.250%	8/15/33	12	11
[4]	Mueller Water Products Inc.	4.000%	6/15/29	5	5
	Mylan Inc.	5.200%	4/15/48	75	87
	Nasdaq Inc.	2.500%	12/21/40	100	88
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	200	207
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	72
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	134
[4]	NCL Corp. Ltd.	5.875%	3/15/26	25	24
[4]	Nestle Holdings Inc.	1.000%	9/15/27	325	305
[4]	Nestle Holdings Inc.	4.000%	9/24/48	150	173
[4]	Netflix Inc.	3.625%	6/15/25	40	41
	Netflix Inc.	4.875%	4/15/28	105	116
	Netflix Inc.	5.875%	11/15/28	40	46
	Newmont Corp.	2.800%	10/1/29	130	130
	Newmont Corp.	2.250%	10/1/30	160	152
[4]	News Corp.	3.875%	5/15/29	33	32
[4]	Nexstar Media Inc.	5.625%	7/15/27	5	5
[4]	Nexstar Media Inc.	4.750%	11/1/28	22	22
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	60	61
[4]	Nielsen Finance LLC	5.625%	10/1/28	11	11
	NiSource Inc.	0.950%	8/15/25	150	143
	NiSource Inc.	3.950%	3/30/48	50	53
[4]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	55	52
	Norfolk Southern Corp.	3.050%	5/15/50	100	94
	Northern States Power Co.	6.250%	6/1/36	144	195
	Northrop Grumman Corp.	4.030%	10/15/47	150	166
	Northrop Grumman Corp.	5.250%	5/1/50	125	165
	NRG Energy Inc.	6.625%	1/15/27	4	4
[4]	NRG Energy Inc.	2.450%	12/2/27	117	113
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	22
	Occidental Petroleum Corp.	5.550%	3/15/26	16	17
	Occidental Petroleum Corp.	3.400%	4/15/26	5	5
	Occidental Petroleum Corp.	3.200%	8/15/26	42	41
	Occidental Petroleum Corp.	3.000%	2/15/27	15	15
	Occidental Petroleum Corp.	4.400%	8/15/49	20	19
	Omega Healthcare Investors Inc.	5.250%	1/15/26	708	774
	Omega Healthcare Investors Inc.	3.375%	2/1/31	330	324
[5,8]	Omnicom Capital Holdings plc	2.250%	11/22/33	372	477
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	230	237
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	120	131
	OneMain Finance Corp.	3.500%	1/15/27	15	14
	ONEOK Inc.	4.000%	7/13/27	100	106
	ONEOK Inc.	3.400%	9/1/29	90	91
	ONEOK Inc.	4.950%	7/13/47	50	55
[4]	Option Care Health Inc.	4.375%	10/31/29	10	10
	Oracle Corp.	2.400%	9/15/23	501	507
	Oracle Corp.	2.500%	4/1/25	520	524
	Oracle Corp.	2.800%	4/1/27	200	201
	Oracle Corp.	2.300%	3/25/28	200	193
	Oracle Corp.	2.950%	4/1/30	40	39
	Oracle Corp.	2.875%	3/25/31	130	125
	Oracle Corp.	3.600%	4/1/40	175	162
	Oracle Corp.	3.650%	3/25/41	150	139
	Oracle Corp.	3.950%	3/25/51	115	109
	Oracle Corp.	4.375%	5/15/55	100	99
[4]	Organon & Co.	4.125%	4/30/28	30	30
[4]	Organon & Co.	5.125%	4/30/31	20	20
	Ovintiv Exploration Inc.	5.375%	1/1/26	40	44
	Pacific Gas & Electric Co.	3.150%	1/1/26	150	150
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	97
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	128
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	98
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	85
	PacifiCorp	4.150%	2/15/50	200	223
	Packaging Corp. of America	3.400%	12/15/27	20	21
	Packaging Corp. of America	4.050%	12/15/49	50	55
[4]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	20	19
[4]	Pattern Energy Operations LP	4.500%	8/15/28	14	14
	PECO Energy Co.	4.150%	10/1/44	130	145
[4]	Penn National Gaming Inc.	5.625%	1/15/27	5	5
	PepsiCo Inc.	3.450%	10/6/46	75	79
[4]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[4]	Performance Food Group Inc.	5.500%	10/15/27	49	50
[4]	Performance Food Group Inc.	4.250%	8/1/29	30	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	2.550%	5/28/40	225	211
	PG&E Corp.	5.250%	7/1/30	25	25
[6]	Philip Morris International Inc.	2.000%	5/9/36	550	602
	Philip Morris International Inc.	4.250%	11/10/44	165	177
	Phillips 66	3.900%	3/15/28	50	53
	Phillips 66	4.650%	11/15/34	80	91
	Phillips 66 Partners LP	3.150%	12/15/29	207	209
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	138
	Plains All American Pipeline LP	4.900%	2/15/45	30	31
[4]	Post Holdings Inc.	5.750%	3/1/27	10	10
[4]	Post Holdings Inc.	5.625%	1/15/28	10	10
	PPG Industries Inc.	1.200%	3/15/26	125	121
[6]	Prologis Euro Finance LLC	1.000%	2/8/29	1,000	1,117
[6]	Prologis Euro Finance LLC	1.000%	2/16/41	200	195
	Prudential Financial Inc.	3.935%	12/7/49	260	286
[5]	Prudential Financial Inc.	4.350%	2/25/50	65	77
[5]	Public Service Co. of Colorado	6.250%	9/1/37	60	84
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	106
	Public Storage	1.950%	11/9/28	200	194
	PulteGroup Inc.	5.500%	3/1/26	45	50
	PulteGroup Inc.	5.000%	1/15/27	15	17
	Ralph Lauren Corp.	2.950%	6/15/30	200	203
[4,13]	Range Resources Corp.	4.750%	2/15/30	5	5
	Raytheon Technologies Corp.	3.200%	3/15/24	130	134
	Raytheon Technologies Corp.	3.950%	8/16/25	15	16
	Raytheon Technologies Corp.	4.125%	11/16/28	236	258
	Raytheon Technologies Corp.	4.625%	11/16/48	160	192
[4]	Realogy Group LLC	7.625%	6/15/25	5	5
	Realty Income Corp.	2.200%	6/15/28	160	157
[5,8]	Realty Income Corp.	2.500%	1/14/42	100	129
	Republic Services Inc.	1.750%	2/15/32	58	53
[4]	Rocket Mortgage LLC	4.000%	10/15/33	10	9
	Rockwell Automation Inc.	2.800%	8/15/61	100	91
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	10	10
[4]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	3	3
[4]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	2	2
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	3	3
[4]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	5	5
	RPM International Inc.	3.750%	3/15/27	110	117
	RPM International Inc.	4.550%	3/1/29	115	128
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	124
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	210	226
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	250	274
	Sabra Health Care LP	5.125%	8/15/26	610	659
[4]	Sabre GLBL Inc.	7.375%	9/1/25	11	11
	salesforce.com Inc.	2.700%	7/15/41	400	377
	Santander Holdings USA Inc.	4.400%	7/13/27	250	266
	SBA Communications Corp.	3.125%	2/1/29	32	30
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	35	34
	Sempra Energy	3.250%	6/15/27	170	176
	Sempra Energy	4.000%	2/1/48	25	26
	Sherwin-Williams Co.	4.500%	6/1/47	80	93
	Simon Property Group LP	3.500%	9/1/25	270	283
	Simon Property Group LP	2.200%	2/1/31	200	190
	Simon Property Group LP	3.250%	9/13/49	135	131
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	5	5
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
	Skyworks Solutions Inc.	1.800%	6/1/26	60	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Skyworks Solutions Inc.	3.000%	6/1/31	230	222
[5]	Southern California Edison Co.	4.200%	3/1/29	125	136
	Southern California Edison Co.	4.500%	9/1/40	50	54
[5]	Southern California Edison Co.	3.900%	3/15/43	50	50
	Southern California Edison Co.	4.000%	4/1/47	70	73
[5]	Southern California Edison Co.	4.875%	3/1/49	20	23
	Southern California Edison Co.	3.450%	2/1/52	100	96
[5]	Southern California Gas Co.	2.550%	2/1/30	200	199
	Southern California Gas Co.	3.750%	9/15/42	50	53
[5]	Southern Co.	3.700%	4/30/30	30	32
	Southern Co.	4.400%	7/1/46	30	33
	Southwest Airlines Co.	5.250%	5/4/25	70	76
	Southwest Airlines Co.	5.125%	6/15/27	80	89
	Southwest Airlines Co.	2.625%	2/10/30	250	243
	Southwestern Energy Co.	4.750%	2/1/32	10	10
	Spectra Energy Partners LP	4.500%	3/15/45	90	98
	Sprint Capital Corp.	6.875%	11/15/28	45	54
	Sprint Corp.	7.125%	6/15/24	50	55
	Sprint Corp.	7.625%	3/1/26	40	46
[4]	SS&C Technologies Inc.	5.500%	9/30/27	19	20
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	123
	Starbucks Corp.	3.500%	3/1/28	25	26
	Starbucks Corp.	3.500%	11/15/50	125	124
	State Street Corp.	2.825%	3/30/23	30	30
	Steel Dynamics Inc.	2.400%	6/15/25	35	35
	Steel Dynamics Inc.	3.450%	4/15/30	100	104
	SVB Financial Group	2.100%	5/15/28	230	225
	Synchrony Financial	3.950%	12/1/27	460	481
[4]	Tap Rock Resources LLC	7.000%	10/1/26	20	20
	Targa Resources Partners LP	6.500%	7/15/27	50	53
[4]	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
[4]	Tenet Healthcare Corp.	7.500%	4/1/25	5	5
[4]	Tenet Healthcare Corp.	4.875%	1/1/26	40	40
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	28	27
[6]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	400	439
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	48
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	100	95
[5,6]	Thermo Fisher Scientific Inc.	1.500%	10/1/39	100	108
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	100	95
[4]	Thor Industries Inc.	4.000%	10/15/29	15	14
	Time Warner Cable LLC	5.875%	11/15/40	225	261
	Time Warner Cable LLC	4.500%	9/15/42	55	56
	TJX Cos. Inc.	2.250%	9/15/26	200	203
	T-Mobile USA Inc.	2.625%	2/15/29	60	56
[4]	T-Mobile USA Inc.	3.375%	4/15/29	15	15
	T-Mobile USA Inc.	3.375%	4/15/29	15	15
	T-Mobile USA Inc.	3.875%	4/15/30	170	179
	T-Mobile USA Inc.	2.250%	11/15/31	310	286
	T-Mobile USA Inc.	3.000%	2/15/41	195	176
	T-Mobile USA Inc.	3.600%	11/15/60	175	161
	Toll Brothers Finance Corp.	4.350%	2/15/28	227	241
	Toll Brothers Finance Corp.	3.800%	11/1/29	130	134
[5]	Toyota Motor Credit Corp.	1.800%	2/13/25	400	400
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	268
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	92
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	46
[4]	TransDigm Inc.	8.000%	12/15/25	30	31
[4]	TransDigm Inc.	6.250%	3/15/26	49	51
	TransDigm Inc.	5.500%	11/15/27	37	37
	TransDigm Inc.	4.875%	5/1/29	35	34
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	171
[5]	UDR Inc.	2.950%	9/1/26	15	15
	Union Electric Co.	4.000%	4/1/48	65	73
	Union Electric Co.	3.250%	10/1/49	75	76
	Union Pacific Corp.	3.950%	9/10/28	150	163
	Union Pacific Corp.	3.250%	2/5/50	107	107
	Union Pacific Corp.	3.839%	3/20/60	35	38
[4]	United Airlines Inc.	4.375%	4/15/26	42	42
[4]	United Airlines Inc.	4.625%	4/15/29	35	35
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	53	56
	United States Steel Corp.	6.875%	3/1/29	30	31
	UnitedHealth Group Inc.	2.750%	5/15/40	100	95
	UnitedHealth Group Inc.	4.375%	3/15/42	215	247
	UnitedHealth Group Inc.	3.250%	5/15/51	100	100
[4]	Uniti Group LP	7.875%	2/15/25	12	13
[4]	Uniti Group LP	4.750%	4/15/28	15	15
[6]	Upjohn Finance BV	1.908%	6/23/32	600	677
[4]	Vail Resorts Inc.	6.250%	5/15/25	46	48
	Valero Energy Corp.	4.350%	6/1/28	70	75
	Valero Energy Corp.	3.650%	12/1/51	250	233
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	20
	Verizon Communications Inc.	2.100%	3/22/28	250	244
	Verizon Communications Inc.	4.016%	12/3/29	165	179
	Verizon Communications Inc.	2.550%	3/21/31	65	63
	Verizon Communications Inc.	4.400%	11/1/34	140	157
	Verizon Communications Inc.	4.812%	3/15/39	150	178
	Verizon Communications Inc.	2.650%	11/20/40	75	67
	Verizon Communications Inc.	3.850%	11/1/42	70	73
	Verizon Communications Inc.	4.862%	8/21/46	225	275
	Verizon Communications Inc.	3.550%	3/22/51	240	242
	Verizon Communications Inc.	3.000%	11/20/60	70	61
	Verizon Communications Inc.	3.700%	3/22/61	105	105
[4]	Vertiv Group Corp.	4.125%	11/15/28	10	10
	ViacomCBS Inc.	4.750%	5/15/25	360	388
	ViacomCBS Inc.	4.200%	6/1/29	60	65
	ViacomCBS Inc.	4.375%	3/15/43	275	293
	Viatris Inc.	2.700%	6/22/30	265	256
	Viatris Inc.	3.850%	6/22/40	49	49
	Viatris Inc.	4.000%	6/22/50	100	99
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	75	78
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	240	248
[5]	Virginia Electric & Power Co.	4.200%	5/15/45	50	56
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	20	20
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	7	8
	VMware Inc.	3.900%	8/21/27	360	383
	VMware Inc.	1.800%	8/15/28	190	180
	VMware Inc.	4.700%	5/15/30	130	146
[4]	Wabash National Corp.	4.500%	10/15/28	5	5
	Walmart Inc.	1.500%	9/22/28	90	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	1.800%	9/22/31	100	95
	Walmart Inc.	2.650%	9/22/51	100	95
	Walt Disney Co.	6.650%	11/15/37	70	98
	Walt Disney Co.	3.500%	5/13/40	125	128
	Walt Disney Co.	2.750%	9/1/49	45	40
	Walt Disney Co.	3.600%	1/13/51	45	47
	Waste Management Inc.	1.150%	3/15/28	100	93
	WEC Energy Group Inc.	1.800%	10/15/30	150	138
[5]	Wells Fargo & Co.	2.164%	2/11/26	450	450
[5]	Wells Fargo & Co.	2.188%	4/30/26	475	475
[5]	Wells Fargo & Co.	4.300%	7/22/27	375	408
[5]	Wells Fargo & Co.	2.879%	10/30/30	270	272
[5]	Wells Fargo & Co.	3.068%	4/30/41	320	311
[5]	Wells Fargo & Co.	4.650%	11/4/44	75	86
[5]	Wells Fargo & Co.	4.400%	6/14/46	60	67
[5]	Wells Fargo & Co.	5.013%	4/4/51	80	102
[5,8]	Wells Fargo Bank NA	5.250%	8/1/23	2,000	2,821
	Welltower Inc.	4.250%	4/1/26	50	54
[4]	WESCO Distribution Inc.	7.250%	6/15/28	31	33
	Western Digital Corp.	4.750%	2/15/26	44	46
	Western Midstream Operating LP	4.550%	2/1/30	30	31
	Westlake Chemical Corp.	3.125%	8/15/51	150	135
	Weyerhaeuser Co.	4.000%	11/15/29	131	142
[4]	William Carter Co.	5.500%	5/15/25	28	29
	Williams Cos. Inc.	6.300%	4/15/40	65	83
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	9	9
	Willis North America Inc.	4.500%	9/15/28	155	168
	Willis North America Inc.	2.950%	9/15/29	85	85
	Willis North America Inc.	3.875%	9/15/49	70	72
[4]	WMG Acquisition Corp.	3.750%	12/1/29	70	67
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	30	30
	Xcel Energy Inc.	3.300%	6/1/25	275	286
	Xcel Energy Inc.	2.350%	11/15/31	160	155
	Xcel Energy Inc.	3.500%	12/1/49	150	153
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	27	26
[4]	Zayo Group Holdings Inc.	6.125%	3/1/28	43	41
[4]	ZipRecruiter Inc.	5.000%	1/15/30	15	15
	Zoetis Inc.	3.000%	5/15/50	94	91
					113,298
Total Corporate Bonds (Cost $192,110)					186,382
Sovereign Bonds (15.9%)
Azerbaijan (0.2%)
[5]	Republic of Azerbaijan	4.750%	3/18/24	600	633
Canada (1.1%)
[10]	Canadian Government Bond	1.000%	9/1/22	1,400	1,102
[10]	Canadian Government Bond	4.000%	6/1/41	385	397
[10]	Canadian Government Bond	2.750%	12/1/48	300	271
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	857
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	381
					3,008
Chile (0.6%)
	Republic of Chile	3.125%	1/21/26	980	1,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Chile	2.750%	1/31/27	474	480
[5]	Republic of Chile	3.500%	1/31/34	200	205
					1,700
Colombia (0.3%)
[5]	Republic of Colombia	5.000%	6/15/45	200	170
[5]	Republic of Colombia	5.200%	5/15/49	500	431
[5]	Republic of Colombia	4.125%	5/15/51	400	304
					905
Croatia (0.2%)
[5]	Republic of Croatia	5.500%	4/4/23	460	480
Ecuador (0.1%)
[4,5]	Republic of Ecuador	0.000%	7/31/30	540	318
[5]	Republic of Ecuador	1.000%	7/31/35	70	49
					367
El Salvador (0.1%)
[5]	Republic of El Salvador	8.625%	2/28/29	300	174
[5]	Republic of El Salvador	9.500%	7/15/52	200	116
					290
Germany (6.9%)
[6]	Federal Republic of Germany	0.000%	12/15/23	8,600	9,758
[5,6]	Federal Republic of Germany	0.000%	10/10/25	2,000	2,277
[5,6]	Federal Republic of Germany	0.000%	10/9/26	400	455
[6]	Federal Republic of Germany	0.500%	2/15/28	1,000	1,171
[6]	Federal Republic of Germany	0.000%	11/15/28	3,900	4,428
[6]	Federal Republic of Germany	2.500%	8/15/46	600	1,054
					19,143
Hungary (0.3%)
[6]	Republic of Hungary	1.625%	4/28/32	700	804
Indonesia (0.3%)
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	207
[4,5,6]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	382
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	10/24/42	200	209
					798
Israel (0.1%)
	State of Israel	4.500%	4/3/20	325	390
Japan (0.3%)
[5,14]	Japan	0.100%	6/20/24	65,000	567
[5,14]	Japan	0.100%	12/20/26	30,000	262
[5,14]	Japan	0.100%	6/20/29	10,000	87
[5,14]	Japan	1.700%	9/20/33	6,000	61
					977
Kazakhstan (0.5%)
[5]	Republic of Kazakhstan	4.875%	10/14/44	1,145	1,298
Mexico (0.9%)
	Petroleos Mexicanos	6.750%	9/21/47	1,262	1,082
[5,15]	United Mexican States	8.500%	11/18/38	28,500	1,453
					2,535
Nigeria (0.1%)
[4,5]	Federal Republic of Nigeria	8.250%	9/28/51	280	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Panama (0.5%)
[5]	Republic of Panama	3.362%	6/30/31	702	679
[5]	Republic of Panama	4.500%	4/16/50	200	206
[5]	Republic of Panama	4.500%	1/19/63	424	429
					1,314
Paraguay (0.2%)
[4,5]	Paraguay Government Bond	3.849%	6/28/33	675	680
Peru (0.4%)
[5]	Petroleos del Peru SA	5.625%	6/19/47	350	322
[5]	Republic of Peru	2.392%	1/23/26	700	701
					1,023
Philippines (0.4%)
[6]	Republic of the Philippines	1.750%	4/28/41	918	988
Republic of North Macedonia (0.1%)
[4,5,6]	Republic of North Macedonia	1.625%	3/10/28	207	215
Romania (0.4%)
[5,6]	Republic of Romania	2.500%	2/8/30	239	261
[4,5,6]	Republic of Romania	1.750%	7/13/30	830	847
					1,108
Serbia (0.6%)
[5,6]	Republic of Serbia	3.125%	5/15/27	611	732
[4,5,6]	Republic of Serbia	2.050%	9/23/36	1,000	988
					1,720
Singapore (0.2%)
[4,5]	Temasek Financial I Ltd.	2.750%	8/2/61	500	488
United Arab Emirates (0.5%)
[4,5]	Finance Department Government of Sharjah	4.000%	7/28/50	350	298
[5]	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,002	1,042
					1,340
United Kingdom (0.6%)
[8]	United Kingdom	1.750%	9/7/37	300	418
[8]	United Kingdom	4.500%	12/7/42	180	371
[8]	United Kingdom	3.250%	1/22/44	150	266
[8]	United Kingdom	1.500%	7/22/47	250	335
[8]	United Kingdom	3.500%	7/22/68	90	213
					1,603
Total Sovereign Bonds (Cost $45,142)					44,063
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $319)	5.871%	11/15/39	300	379
				Shares
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[16]	Vanguard Market Liquidity Fund (Cost $15,250)	0.120%		152,518	15,250

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	2,422	1
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	2,429	1
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	2,432	1
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	2,432	1
					4

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Put Swaptions
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	3/16/22	0.625%	7,775	20
Total Options Purchased (Cost $60)					24
Total Investments (99.5%) (Cost $282,937)					275,795
Other Assets and Liabilities—Net (0.5%)					1,296
Net Assets (100%)					277,091
Cost is in $000.
1	Securities with a value of $260,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $11,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $484,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $25,532,000, representing 9.2% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Face amount denominated in euro.
7	Face amount denominated in Australian dollars.
8	Face amount denominated in British pounds.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in Canadian dollars.
11	Represents an unsettled loan as of January 31, 2022. The coupon rate is not known until the settlement date.
12	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At January 31, 2022, the aggregate value of these securities was $130,000, representing 0.0% of net assets.
13	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2022.
14	Face amount denominated in Japanese yen.
15	Face amount denominated in Mexican pesos.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S37-V1, Credit Protection Sold, Receives 1.000% Quarterly (Premiums Received $9)	GSI	3/16/22	0.800%	7,775	(8)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year Government of Canada Bond	March 2022	11	1,043	(6)
5-Year U.S. Treasury Note	March 2022	58	6,914	(69)
10-Year Government of Canada Bond	March 2022	28	3,064	2
10-Year U.S. Treasury Note	March 2022	6	768	(1)
Euro-Bobl	March 2022	58	8,617	(73)
Euro-Bund	March 2022	9	1,710	(7)
Euro-Buxl	March 2022	6	1,370	(84)
Euro-Schatz	March 2022	19	2,388	(2)
Long Gilt	March 2022	1	164	—
Long U.S. Treasury Bond	March 2022	24	3,735	(90)
Mini 10-Year Japanese Government Bond	March 2022	5	655	(6)
Ultra 10-Year U.S. Treasury Note	March 2022	11	1,571	—
Ultra Long U.S. Treasury Bond	March 2022	14	2,645	(14)
				(350)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2022	(32)	(6,933)	23
AUD 10-Year Treasury Bond	March 2022	(8)	(775)	11
				34
				(316)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/16/22	CAD	55	USD	43	—	—
Citibank, N.A.	3/16/22	EUR	1,565	USD	1,787	—	(27)
State Street Bank & Trust Co.	3/16/22	EUR	610	USD	692	—	(6)
Toronto-Dominion Bank	3/16/22	EUR	513	USD	582	—	(4)
JPMorgan Chase Bank, N.A.	3/16/22	EUR	38	USD	43	—	—
Bank of America, N.A.	3/16/22	GBP	1,280	USD	1,719	3	—
Morgan Stanley Capital Services LLC	3/16/22	GBP	947	USD	1,291	—	(19)
Standard Chartered Bank	3/16/22	GBP	549	USD	744	—	(7)
Bank of America, N.A.	3/16/22	GBP	70	USD	95	—	(2)
BNP Paribas	7/22/22	JPY	248,425	USD	2,485	—	(319)
UBS AG	3/16/22	NZD	307	USD	210	—	(8)
Bank of America, N.A.	3/16/22	SEK	3	USD	—	—	—
Goldman Sachs Bank USA	3/16/22	ZAR	1	USD	—	—	—
Citibank, N.A.	3/16/22	USD	4,273	AUD	5,895	104	—
State Street Bank & Trust Co.	3/16/22	USD	210	AUD	288	6	—
State Street Bank & Trust Co.	3/16/22	USD	3,277	CAD	4,087	62	—
Citibank, N.A.	3/16/22	USD	14	CAD	17	—	—
JPMorgan Chase Bank, N.A.	3/16/22	USD	14	CAD	17	—	—
Bank of America, N.A.	3/16/22	USD	13	CAD	17	—	—
Goldman Sachs Bank USA	3/16/22	USD	7	CAD	9	—	—
State Street Bank & Trust Co.	3/16/22	USD	57,660	EUR	50,497	877	—
Morgan Stanley Capital Services LLC	3/16/22	USD	2,552	EUR	2,274	—	(5)
Toronto-Dominion Bank	3/16/22	USD	149	EUR	134	—	(1)
State Street Bank & Trust Co.	3/16/22	USD	26,917	GBP	19,690	442	—
Morgan Stanley Capital Services LLC	3/16/22	USD	428	GBP	314	6	—
Barclays Bank plc	3/16/22	USD	379	GBP	279	4	—
BNP Paribas	7/22/22	USD	2,485	JPY	249,482	310	—
Morgan Stanley Capital Services LLC	3/16/22	USD	561	JPY	64,617	—	(1)
Barclays Bank plc	7/22/22	USD	483	JPY	49,480	51	—
Goldman Sachs Bank USA	3/16/22	USD	1,526	MXN	31,416	14	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	2/15/22	AUD	288	NZD	307	2	—
Morgan Stanley Capital Services LLC	3/16/22	USD	205	NZD	302	7	—
						1,888	(399)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/20/24	USD	1,860	1.000	35	(2)
CDX-NA-IG-S37-V1	12/20/26	USD	4,660	1.000	91	4
						2
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	800	1.000	9	9	—	—
Republic of Chile/A1	12/20/26	MSCS	850	1.000	8	6	2	—
Unibail-Rodamco-Westfield SE/Baa2	6/20/26	GSI	1,300[2]	1.000	(18)	(16)	—	(2)
					(1)	(1)	2	(2)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At January 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $2,027,000 and cash of $87,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/16/24	3/16/22	2,600[2]	0.000[3]	(0.250)[4]	79	36
3/16/25	3/16/22	1,500[2]	0.000[3]	(0.500)[4]	55	31
3/16/27	3/16/22	1,455[2]	0.000[3]	(0.500)[4]	80	47
3/3/32	3/16/22	15,715[5]	7.391[6]	(0.000)[7]	(11)	(20)
3/16/32	3/16/22	1,414[2]	0.750[4]	(0.000)[3]	(86)	(88)
3/16/37	3/16/22	400[2]	1.000[4]	(0.000)[3]	(14)	(38)
					103	(32)
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in British pound.
3 Based on 1-Day Sterling Overnight Interbank Average Rate (SONIA) as of the most recent payment date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
5 Notional amount denominated in Mexican pesos.
6 Interest payment received/paid every 28 days.
7 Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent payment date. Interest payment received/paid every 28 days.

Over-the-Counter Interest Rate Swaps
Termination Date	Counterparty	Notional Amount (000)	Fixed Interest Rate Received (Paid)[1] (%)	Floating Interest Rate Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Received (Paid) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
1/4/27	BARC	4,095[3]	10.960	(0.000)	25	—	25	—
1 Interest payment received/paid at maturity.
2 Based on 1-Day Overnight Brazil CETIP Interbank Deposit Rate as of the most recent payment date. Interest payment received/paid at maturity.
3 Notional amount denominated in Brazilian real.

BARC—Barclays Bank plc.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	28,778	—	28,778
Asset-Backed/Commercial Mortgage-Backed Securities	—	919	—	919
Corporate Bonds	—	186,382	—	186,382
Sovereign Bonds	—	44,063	—	44,063
Taxable Municipal Bonds	—	379	—	379
Temporary Cash Investments	15,250	—	—	15,250
Options Purchased	—	24	—	24
Total	15,250	260,545	—	275,795

Derivative Financial Instruments
Assets
Futures Contracts[1]	36	—	—	36
Forward Currency Contracts	—	1,888	—	1,888
Swap Contracts	118[1]	27	—	145
Total	154	1,915	—	2,069
Liabilities
Options Written	—	8	—	8
Futures Contracts[1]	352	—	—	352
Forward Currency Contracts	—	399	—	399
Swap Contracts	148[1]	2	—	150
Total	500	409	—	909
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.